Borrowings - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 JPY (¥) item loan	May 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)	Aug. 07, 2023 JPY (¥)
Debt Instrument [Line Items]
Long-term debt	¥ 1,385,012
Credit facility		¥ 200,000	¥ 200,000	¥ 200,000
Interest rate		1.475%
Number of loan agreements containing financial covenants | loan	0
Kouji Eguchi
Debt Instrument [Line Items]
Number of loans guaranteed | loan	5
Long-term debt	¥ 204,050
Kouji Eguchi | Class A Common
Debt Instrument [Line Items]
Ownership percentage	100.00%
Kazuyoshi Takahashi
Debt Instrument [Line Items]
Number of loans guaranteed | loan	3
Long-term debt	¥ 37,171
Number of banks | item	2
Common stock | Kouji Eguchi
Debt Instrument [Line Items]
Ownership percentage	23.85%